Franklin Fund Allocator Series
Statement of Investments, March 31, 2019 (unaudited)
Franklin Conservative Allocation Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 96.3%
	Alternative Strategies 3.0%
[a]	Franklin Pelagos Commodities Strategy Fund, Class R6	6,335,573	$ 36,746,324
	Domestic Equity 26.8%
	Financial Select Sector SPDR ETF	731,753	18,813,370
[a,b]	Franklin DynaTech Fund, Class R6	591,750	49,198,080
[a]	Franklin Growth Fund, Class R6	949,002	98,487,482
[a]	Franklin LibertyQ U.S. Equity ETF	2,958,738	92,923,901
[a]	Franklin Rising Dividends Fund, Class R6	780,006	49,592,778
[a]	Franklin Utilities Fund, Class R6	965,584	19,736,540
			328,752,151
	Domestic Fixed Income 48.4%
[a]	Franklin Low Duration Total Return Fund, Class R6	22,637,066	220,258,651
[a]	Franklin Strategic Income Fund, Class R6	6,831,410	65,649,848
[a]	Franklin U.S. Government Securities Fund, Class R6	34,043,811	203,581,991
	iShares Core U.S. Aggregate Bond ETF	956,375	104,311,821
			593,802,311
	Foreign Equity 11.2%
[a]	Franklin FTSE Europe ETF	453,355	10,543,904
[a]	Franklin FTSE Japan ETF	282,757	6,853,945
[a]	Franklin International Small Cap Fund, Class R6	1,603,006	27,780,098
[a]	Franklin LibertyQ Emerging Markets ETF	1,426,049	42,297,326
[a]	Franklin Mutual European Fund, Class R6	1,032,038	20,062,806
[a]	Templeton Foreign Fund, Class R6	4,330,888	30,446,143
			137,984,222
	Foreign Fixed Income 6.9%
[a]	Templeton Global Total Return Fund, Class R6	7,285,612	84,950,237
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $1,040,185,308)		1,182,235,245
	Short Term Investments (Cost $46,384,658) 3.8%
	Money Market Funds 3.8%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	46,384,658	46,384,658
	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $1,086,569,966) 100.1%		1,228,619,903
	Other Assets, less Liabilities (0.1)%		(1,406,693)
	Net Assets 100.0%		$1,227,213,210

See Abbreviations on page 27.
[a]See Note 3 regarding investments in Underlying Funds.
[b]Non-income producing.
[c]The rate shown is the annualized seven-day effective yield at period end.
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Fund Allocator Series
Statement of Investments, March 31, 2019 (unaudited)
Franklin Corefolio Allocation Fund
		Shares	Value
	Investments in Underlying Funds 100.0%
	Domestic Equity 76.1%
[a]	Franklin Growth Fund, Class R6	1,941,047	$201,441,845
[a,b]	Franklin Growth Opportunities Fund, Class R6	4,987,824	206,845,082
[a]	Franklin Mutual Shares Fund, Class R6	7,276,686	194,214,755
			602,501,682
	Foreign Equity 23.9%
[a]	Templeton Growth Fund Inc., Class R6	8,444,536	189,157,598
	Total Investments in Underlying Funds before Short Term Investments (Cost $559,618,147)		791,659,280
	Short Term Investments (Cost $201,480) 0.0%†
	Money Market Funds 0.0%†
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	201,480	201,480
	Total Investments in Underlying Funds (Cost $559,819,627) 100.0%		791,860,760
	Other Assets, less Liabilities (0.0)%†		(377,162)
	Net Assets 100.0%		$791,483,598

†Rounds to less than 0.1% of net assets.
[a]See Note 3 regarding investments in Underlying Funds.
[b]Non-income producing.
[c]The rate shown is the annualized seven-day effective yield at period end.
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  2

Franklin Fund Allocator Series
Statement of Investments, March 31, 2019 (unaudited)
Franklin Founding Funds Allocation Fund
		Shares	Value
	Investments in Underlying Funds 100.0%
	Domestic Equity 33.5%
[a]	Franklin Mutual Shares Fund, Class R6	49,698,223	$1,326,445,567
	Domestic Hybrid 33.5%
[a]	Franklin Income Fund, Class R6	575,242,687	1,323,058,181
	Foreign Equity 33.0%
[a]	Templeton Growth Fund Inc., Class R6	58,178,278	1,303,193,430
	Total Investments in Underlying Funds before Short Term Investments (Cost $4,005,780,305)		3,952,697,178
	Short Term Investments (Cost $88) 0.0%†
	Money Market Funds 0.0%†
[a,b]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	88	88
	Total Investments in Underlying Funds (Cost $4,005,780,393) 100.0%		3,952,697,266
	Other Assets, less Liabilities 0.0%†		1,181,935
	Net Assets 100.0%		$3,953,879,201

†Rounds to less than 0.1% of net assets.
[a]See Note 3 regarding investments in Underlying Funds.
[b]The rate shown is the annualized seven-day effective yield at period end.
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  3

Franklin Fund Allocator Series
Statement of Investments, March 31, 2019 (unaudited)
Franklin Growth Allocation Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 96.3%
	Alternative Strategies 3.0%
[a]	Franklin Pelagos Commodities Strategy Fund, Class R6	6,518,012	$ 37,804,473
	Domestic Equity 55.0%
	Financial Select Sector SPDR ETF	1,545,225	39,727,735
[a,b]	Franklin DynaTech Fund, Class R6	1,249,708	103,900,749
[a]	Franklin Growth Fund, Class R6	2,004,009	207,976,067
[a]	Franklin LibertyQ U.S. Equity ETF	6,249,306	196,269,454
[a]	Franklin Rising Dividends Fund, Class R6	1,648,802	104,830,836
[a]	Franklin Utilities Fund, Class R6	2,039,598	41,689,374
			694,394,215
	Domestic Fixed Income 13.2%
[a]	Franklin Low Duration Total Return Fund, Class R6	6,312,353	61,419,200
[a]	Franklin Strategic Income Fund, Class R6	1,903,282	18,290,536
[a]	Franklin U.S. Government Securities Fund, Class R6	9,440,497	56,454,170
	iShares Core U.S. Aggregate Bond ETF	275,725	30,073,326
			166,237,232
	Foreign Equity 23.1%
[a]	Franklin FTSE Europe ETF	962,350	22,381,855
[a]	Franklin FTSE Japan ETF	600,000	14,543,820
[a]	Franklin International Small Cap Fund, Class R6	3,402,443	58,964,344
[a]	Franklin LibertyQ Emerging Markets ETF	2,976,130	88,273,504
[a]	Franklin Mutual European Fund, Class R6	2,190,479	42,582,916
[a]	Templeton Foreign Fund, Class R6	9,192,763	64,625,120
			291,371,559
	Foreign Fixed Income 2.0%
[a]	Templeton Global Total Return Fund, Class R6	2,141,503	24,969,921
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $914,671,328)		1,214,777,400
	Short Term Investments 3.8%
	Money Market Funds (Cost $47,853,195) 3.8%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	47,853,195	47,853,195
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  4

Franklin Fund Allocator Series
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Growth Allocation Fund  (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Repurchase Agreements (Cost $6,434) 0.0%†
[d]	Joint Repurchase Agreement, 2.507%, 4/01/19 (Maturity Value $6,435) BNP Paribas Securities Corp. (Maturity Value $5,732) Deutsche Bank Securities Inc. (Maturity Value $321) HSBC Securities (USA) Inc. (Maturity Value $382) Collateralized by U.S. Government Agency Securities, 4.00% - 4.50%, 1/20/40 - 11/20/48; U.S. Treasury Notes, 1.375% - 3.125%, 5/15/21 - 8/31/23; and U.S. Treasury Strips, 11/15/34 - 5/15/48 (valued at $6,564)	$6,434	$ 6,434
	Total Investments (Cost $962,530,957) 100.1%		1,262,637,029
	Other Assets, less Liabilities (0.1)%		(1,724,774)
	Net Assets 100.0%		$1,260,912,255

See Abbreviations on page 27.
†Rounds to less than 0.1% of net assets.
[a]See Note 3 regarding investments in FT Underlying Funds.
[b]Non-income producing.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2019, all repurchase agreements had been entered into on March 29, 2019.
  |  5

Franklin Fund Allocator Series
Statement of Investments, March 31, 2019 (unaudited)
Franklin LifeSmart™ Retirement Income Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 87.7%
	Domestic Equity 9.6%
[a]	Franklin LibertyQ U.S. Equity ETF	159,300	$ 5,003,072
	Domestic Fixed Income 54.7%
[a]	Franklin Floating Rate Daily Access Fund, Class R6	819,476	6,981,934
[a]	Franklin U.S. Government Securities Fund, Class R6	2,077,122	12,421,191
	iShares Core U.S. Aggregate Bond ETF	50,800	5,540,756
	Xtrackers USD High Yield Corporate Bond ETF	72,100	3,584,091
			28,527,972
	Domestic Hybrid 20.0%
[a]	Franklin Income Fund, Class R6	4,529,602	10,418,084
	Foreign Fixed Income 3.4%
[a]	Templeton Global Total Return Fund, Class R6	154,949	1,806,709
	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $45,008,151)		45,755,837
		Units
	Index-Linked Notes 9.9%
[b,c]	Barclays Bank PLC, senior note, 144A, 0.34%, 7/08/19	2,500	2,352,627
[b,d]	Morgan Stanley Finance LLC, senior note, 144A, 4.90%, 10/03/19	21,000	2,793,210
	Total Index-Linked Notes (Cost $5,284,390)		5,145,837
	Total Investments before Short Term Investments (Cost $50,292,541)		50,901,674
		Shares
	Short Term Investments (Cost $1,196,698) 2.3%
	Money Market Funds 2.3%
[a,e]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	1,196,698	1,196,698
	Total Investments (Cost $51,489,239) 99.9%		52,098,372
	Other Assets, less Liabilities 0.1%		47,365
	Net Assets 100.0%		$52,145,737

See Abbreviations on page 27.
[a]See Note 3 regarding investments in FT Underlying Funds.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $5,145,837, representing 9.9% of net assets.
[c]Security pays a variable coupon based on the distribution of the SPXDIV Index. The coupon rate shown represents the rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the S&P 500 Index.
[d]Security pays a fixed 2.00% coupon rate and a variable coupon based on the distribution of the Morgan Stanley Custom Enhanced SPX B DT Index 20 Delta. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the Morgan Stanley Custom Enhanced SPX B Index 20 Delta.
[e]The rate shown is the annualized seven-day effective yield at period end.
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  6

Franklin Fund Allocator Series
Statement of Investments, March 31, 2019 (unaudited)
Franklin LifeSmart™ 2020 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 96.1%
	Alternative Strategies 3.0%
[a]	Franklin Pelagos Commodities Strategy Fund, Class R6	226,778	$ 1,315,310
	Domestic Equity 26.2%
	Financial Select Sector SPDR ETF	29,960	770,272
[a]	Franklin Growth Fund, Class R6	35,705	3,705,490
[a,b]	Franklin Growth Opportunities Fund, Class R6	38,377	1,591,499
[a]	Franklin LibertyQ U.S. Equity ETF	99,913	3,137,928
[a]	Franklin Rising Dividends Fund, Class R6	28,422	1,807,035
[a]	Franklin Utilities Fund, Class R6	29,124	595,294
			11,607,518
	Domestic Fixed Income 48.8%
[a]	Franklin Low Duration Total Return Fund, Class R6	818,292	7,961,981
[a]	Franklin Strategic Income Fund, Class R6	247,699	2,380,382
[a]	Franklin U.S. Government Securities Fund, Class R6	1,225,318	7,327,402
	iShares Core U.S. Aggregate Bond ETF	35,700	3,893,799
			21,563,564
	Foreign Equity 11.0%
[a]	Franklin FTSE Europe ETF	19,492	453,335
[a]	Franklin FTSE Japan ETF	19,632	475,874
[a]	Franklin International Small Cap Fund, Class R6	56,213	974,166
[a]	Franklin LibertyQ Emerging Markets ETF	48,239	1,430,793
[a]	Franklin Mutual International Fund, Class R6	46,985	650,281
[a]	Templeton Foreign Fund, Class R6	125,789	884,298
			4,868,747
	Foreign Fixed Income 7.1%
[a]	Templeton Global Total Return Fund, Class R6	269,616	3,143,723
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $39,724,396)		42,498,862
	Short Term Investments (Cost $1,624,503) 3.7%
	Money Market Funds 3.7%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	1,624,503	1,624,503
	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $41,348,899) 99.8%		44,123,365
	Other Assets, less Liabilities 0.2%		104,943
	Net Assets 100.0%		$44,228,308

See Abbreviations on page 27.
[a]See Note 3 regarding investments in FT Underlying Funds.
[b]Non-income producing.
[c]The rate shown is the annualized seven-day effective yield at period end.
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  7

Franklin Fund Allocator Series
Statement of Investments, March 31, 2019 (unaudited)
Franklin LifeSmart™ 2025 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 96.3%
	Alternative Strategies 3.0%
[a]	Franklin Pelagos Commodities Strategy Fund, Class R6	643,913	$ 3,734,694
	Domestic Equity 39.6%
	Financial Select Sector SPDR ETF	130,866	3,364,565
[a]	Franklin Growth Fund, Class R6	153,547	15,935,141
[a,b]	Franklin Growth Opportunities Fund, Class R6	162,047	6,720,073
[a]	Franklin LibertyQ U.S. Equity ETF	434,546	13,647,612
[a]	Franklin Rising Dividends Fund, Class R6	123,599	7,858,442
[a]	Franklin Utilities Fund, Class R6	127,087	2,597,662
			50,123,495
	Domestic Fixed Income 32.2%
[a]	Franklin Low Duration Total Return Fund, Class R6	1,546,803	15,050,397
[a]	Franklin Strategic Income Fund, Class R6	472,420	4,539,953
[a]	Franklin U.S. Government Securities Fund, Class R6	2,307,259	13,797,409
	iShares Core U.S. Aggregate Bond ETF	68,100	7,427,667
			40,815,426
	Foreign Equity 16.8%
[a]	Franklin FTSE Europe ETF	85,293	1,983,702
[a]	Franklin FTSE Japan ETF	86,040	2,085,584
[a]	Franklin International Small Cap Fund, Class R6	245,194	4,249,213
[a]	Franklin LibertyQ Emerging Markets ETF	211,908	6,285,297
[a]	Franklin Mutual International Fund, Class R6	205,015	2,837,406
[a]	Templeton Foreign Fund, Class R6	548,500	3,855,954
			21,297,156
	Foreign Fixed Income 4.7%
[a]	Templeton Global Total Return Fund, Class R6	511,399	5,962,908
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $105,181,441)		121,933,679
	Short Term Investments (Cost $4,585,953) 3.6%
	Money Market Funds 3.6%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	4,585,953	4,585,953
	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $109,767,394) 99.9%		126,519,632
	Other Assets, less Liabilities 0.1%		66,811
	Net Assets 100.0%		$126,586,443

See Abbreviations on page 27.
[a]See Note 3 regarding investments in FT Underlying Funds.
[b]Non-income producing.
[c]The rate shown is the annualized seven-day effective yield at period end.
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  8

Franklin Fund Allocator Series
Statement of Investments, March 31, 2019 (unaudited)
Franklin LifeSmart™ 2030 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 95.6%
	Alternative Strategies 2.9%
[a]	Franklin Pelagos Commodities Strategy Fund, Class R6	265,350	$ 1,539,028
	Domestic Equity 46.2%
	Financial Select Sector SPDR ETF	63,817	1,640,735
[a]	Franklin Growth Fund, Class R6	74,456	7,727,048
[a,b]	Franklin Growth Opportunities Fund, Class R6	79,611	3,301,483
[a]	Franklin LibertyQ U.S. Equity ETF	211,688	6,648,400
[a]	Franklin Rising Dividends Fund, Class R6	60,211	3,828,236
[a]	Franklin Utilities Fund, Class R6	61,981	1,266,888
			24,412,790
	Domestic Fixed Income 23.5%
[a]	Franklin Low Duration Total Return Fund, Class R6	471,405	4,586,768
[a]	Franklin Strategic Income Fund, Class R6	142,699	1,371,338
[a]	Franklin U.S. Government Securities Fund, Class R6	705,901	4,221,288
	iShares Core U.S. Aggregate Bond ETF	20,500	2,235,935
			12,415,329
	Foreign Equity 19.6%
[a]	Franklin FTSE Europe ETF	41,555	966,465
[a]	Franklin FTSE Japan ETF	42,015	1,018,431
[a]	Franklin International Small Cap Fund, Class R6	117,916	2,043,491
[a]	Franklin LibertyQ Emerging Markets ETF	103,723	3,076,476
[a]	Franklin Mutual International Fund, Class R6	98,190	1,358,947
[a]	Templeton Foreign Fund, Class R6	263,867	1,854,983
			10,318,793
	Foreign Fixed Income 3.4%
[a]	Templeton Global Total Return Fund, Class R6	154,335	1,799,544
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $45,809,586)		50,485,484
	Short Term Investments (Cost $2,216,819) 4.2%
	Money Market Funds 4.2%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	2,216,819	2,216,819
	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $48,026,405) 99.8%		52,702,303
	Other Assets, less Liabilities 0.2%		107,954
	Net Assets 100.0%		$52,810,257

See Abbreviations on page 27.
[a]See Note 3 regarding investments in FT Underlying Funds.
[b]Non-income producing.
[c]The rate shown is the annualized seven-day effective yield at period end.
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  9

Franklin Fund Allocator Series
Statement of Investments, March 31, 2019 (unaudited)
Franklin LifeSmart™ 2035 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 96.1%
	Alternative Strategies 2.9%
[a]	Franklin Pelagos Commodities Strategy Fund, Class R6	597,318	$ 3,464,444
	Domestic Equity 50.6%
	Financial Select Sector SPDR ETF	156,145	4,014,488
[a]	Franklin Growth Fund, Class R6	183,050	18,996,919
[a,b]	Franklin Growth Opportunities Fund, Class R6	195,111	8,091,280
[a]	Franklin LibertyQ U.S. Equity ETF	517,687	16,258,788
[a]	Franklin Rising Dividends Fund, Class R6	147,252	9,362,274
[a]	Franklin Utilities Fund, Class R6	151,571	3,098,104
			59,821,853
	Domestic Fixed Income 18.4%
[a]	Franklin Low Duration Total Return Fund, Class R6	822,935	8,007,158
[a]	Franklin Strategic Income Fund, Class R6	249,114	2,393,991
[a]	Franklin U.S. Government Securities Fund, Class R6	1,232,299	7,369,146
	iShares Core U.S. Aggregate Bond ETF	35,900	3,915,613
			21,685,908
	Foreign Equity 21.6%
[a]	Franklin FTSE Europe ETF	101,310	2,356,217
[a]	Franklin FTSE Japan ETF	103,032	2,497,465
[a]	Franklin International Small Cap Fund, Class R6	291,144	5,045,520
[a]	Franklin LibertyQ Emerging Markets ETF	256,839	7,617,973
[a]	Franklin Mutual International Fund, Class R6	243,439	3,369,195
[a]	Templeton Foreign Fund, Class R6	651,542	4,580,341
			25,466,711
	Foreign Fixed Income 2.6%
[a]	Templeton Global Total Return Fund, Class R6	266,905	3,112,109
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $96,768,051)		113,551,025
	Short Term Investments (Cost $4,541,657) 3.9%
	Money Market Funds 3.9%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	4,541,657	4,541,657
	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $101,309,708) 100.0%		118,092,682
	Other Assets, less Liabilities 0.0%†		39,792
	Net Assets 100.0%		$118,132,474

See Abbreviations on page 27.
†Rounds to less than 0.1% of net assets.
[a]See Note 3 regarding investments in FT Underlying Funds.
[b]Non-income producing.
[c]The rate shown is the annualized seven-day effective yield at period end.
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  10

Franklin Fund Allocator Series
Statement of Investments, March 31, 2019 (unaudited)
Franklin LifeSmart™ 2040 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 96.0%
	Alternative Strategies 2.9%
[a]	Franklin Pelagos Commodities Strategy Fund, Class R6	221,028	$ 1,281,965
	Domestic Equity 52.6%
	Financial Select Sector SPDR ETF	60,939	1,566,742
[a]	Franklin Growth Fund, Class R6	71,436	7,413,588
[a,b]	Franklin Growth Opportunities Fund, Class R6	74,876	3,105,115
[a]	Franklin LibertyQ U.S. Equity ETF	198,900	6,246,773
[a]	Franklin Rising Dividends Fund, Class R6	56,583	3,597,525
[a]	Franklin Utilities Fund, Class R6	59,224	1,210,546
			23,140,289
	Domestic Fixed Income 15.9%
[a]	Franklin Low Duration Total Return Fund, Class R6	264,821	2,576,713
[a]	Franklin Strategic Income Fund, Class R6	80,176	770,487
[a]	Franklin U.S. Government Securities Fund, Class R6	396,620	2,371,790
	iShares Core U.S. Aggregate Bond ETF	11,500	1,254,305
			6,973,295
	Foreign Equity 22.3%
[a]	Franklin FTSE Europe ETF	39,581	920,555
[a]	Franklin FTSE Japan ETF	40,026	970,218
[a]	Franklin International Small Cap Fund, Class R6	109,708	1,901,236
[a]	Franklin LibertyQ Emerging Markets ETF	100,184	2,971,508
[a]	Franklin Mutual International Fund, Class R6	91,220	1,262,487
[a]	Templeton Foreign Fund, Class R6	253,597	1,782,789
			9,808,793
	Foreign Fixed Income 2.3%
[a]	Templeton Global Total Return Fund, Class R6	85,305	994,653
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $38,100,775)		42,198,995
	Short Term Investments (Cost $1,730,073) 3.9%
	Money Market Funds 3.9%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	1,730,073	1,730,073
	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $39,830,848) 99.9%		43,929,068
	Other Assets, less Liabilities 0.1%		57,308
	Net Assets 100.0%		$43,986,376

See Abbreviations on page 27.
[a]See Note 3 regarding investments in FT Underlying Funds.
[b]Non-income producing.
[c]The rate shown is the annualized seven-day effective yield at period end.
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  11

Franklin Fund Allocator Series
Statement of Investments, March 31, 2019 (unaudited)
Franklin LifeSmart™ 2045 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 96.3%
	Alternative Strategies 2.9%
[a]	Franklin Pelagos Commodities Strategy Fund, Class R6	415,750	$ 2,411,346
	Domestic Equity 54.3%
	Financial Select Sector SPDR ETF	117,281	3,015,294
[a]	Franklin Growth Fund, Class R6	136,551	14,171,242
[a,b]	Franklin Growth Opportunities Fund, Class R6	144,861	6,007,401
[a]	Franklin LibertyQ U.S. Equity ETF	384,292	12,069,305
[a]	Franklin Rising Dividends Fund, Class R6	109,322	6,950,699
[a]	Franklin Utilities Fund, Class R6	106,650	2,179,926
			44,393,867
	Domestic Fixed Income 13.9%
[a]	Franklin Low Duration Total Return Fund, Class R6	430,692	4,190,629
[a]	Franklin Strategic Income Fund, Class R6	132,881	1,276,986
[a]	Franklin U.S. Government Securities Fund, Class R6	642,995	3,845,113
	iShares Core U.S. Aggregate Bond ETF	19,100	2,083,237
			11,395,965
	Foreign Equity 23.1%
[a]	Franklin FTSE Europe ETF	76,359	1,775,920
[a]	Franklin FTSE Japan ETF	77,048	1,867,620
[a]	Franklin International Small Cap Fund, Class R6	212,858	3,688,821
[a]	Franklin LibertyQ Emerging Markets ETF	192,026	5,695,587
[a]	Franklin Mutual International Fund, Class R6	179,529	2,484,684
[a]	Templeton Foreign Fund, Class R6	479,105	3,368,110
			18,880,742
	Foreign Fixed Income 2.1%
[a]	Templeton Global Total Return Fund, Class R6	145,815	1,700,205
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $66,838,796)		78,782,125
	Short Term Investments (Cost $2,914,415) 3.6%
	Money Market Funds 3.6%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	2,914,415	2,914,415
	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $69,753,211) 99.9%		81,696,540
	Other Assets, less Liabilities 0.1%		61,425
	Net Assets 100.0%		$81,757,965

See Abbreviations on page 27.
[a]See Note 3 regarding investments in FT Underlying Funds.
[b]Non-income producing.
[c]The rate shown is the annualized seven-day effective yield at period end.
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  12

Franklin Fund Allocator Series
Statement of Investments, March 31, 2019 (unaudited)
Franklin LifeSmart™ 2050 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 95.6%
	Alternative Strategies 3.0%
[a]	Franklin Pelagos Commodities Strategy Fund, Class R6	201,241	$ 1,167,197
	Domestic Equity 54.7%
	Financial Select Sector SPDR ETF	55,876	1,436,572
[a]	Franklin Growth Fund, Class R6	66,523	6,903,796
[a,b]	Franklin Growth Opportunities Fund, Class R6	71,546	2,967,029
[a]	Franklin LibertyQ U.S. Equity ETF	184,685	5,800,328
[a]	Franklin Rising Dividends Fund, Class R6	52,944	3,366,180
[a]	Franklin Utilities Fund, Class R6	54,246	1,108,778
			21,582,683
	Domestic Fixed Income 13.0%
[a]	Franklin Low Duration Total Return Fund, Class R6	194,653	1,893,975
[a]	Franklin Strategic Income Fund, Class R6	58,923	566,250
[a]	Franklin U.S. Government Securities Fund, Class R6	291,484	1,743,073
	iShares Core U.S. Aggregate Bond ETF	8,400	916,188
			5,119,486
	Foreign Equity 23.1%
[a]	Franklin FTSE Europe ETF	36,358	845,596
[a]	Franklin FTSE Japan ETF	37,049	898,057
[a]	Franklin International Small Cap Fund, Class R6	104,493	1,810,860
[a]	Franklin LibertyQ Emerging Markets ETF	91,086	2,701,656
[a]	Franklin Mutual International Fund, Class R6	89,194	1,234,454
[a]	Templeton Foreign Fund, Class R6	233,337	1,640,358
			9,130,981
	Foreign Fixed Income 1.8%
[a]	Templeton Global Total Return Fund, Class R6	62,064	723,663
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $33,999,652)		37,724,010
	Short Term Investments (Cost $1,651,797) 4.2%
	Money Market Funds 4.2%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	1,651,797	1,651,797
	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $35,651,449) 99.8%		39,375,807
	Other Assets, less Liabilities 0.2%		59,285
	Net Assets 100.0%		$39,435,092

See Abbreviations on page 27.
[a]See Note 3 regarding investments in FT Underlying Funds.
[b]Non-income producing.
[c]The rate shown is the annualized seven-day effective yield at period end.
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  13

Franklin Fund Allocator Series
Statement of Investments, March 31, 2019 (unaudited)
Franklin LifeSmart™ 2055 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 95.3%
	Alternative Strategies 2.9%
[a]	Franklin Pelagos Commodities Strategy Fund, Class R6	69,563	$ 403,464
	Domestic Equity 54.9%
	Financial Select Sector SPDR ETF	19,225	494,275
[a]	Franklin Growth Fund, Class R6	23,550	2,443,969
[a,b]	Franklin Growth Opportunities Fund, Class R6	24,777	1,027,500
[a]	Franklin LibertyQ U.S. Equity ETF	68,983	2,166,522
[a]	Franklin Rising Dividends Fund, Class R6	18,483	1,175,128
[a]	Franklin Utilities Fund, Class R6	18,773	383,729
			7,691,123
	Domestic Fixed Income 12.8%
[a]	Franklin Low Duration Total Return Fund, Class R6	67,497	656,746
[a]	Franklin Strategic Income Fund, Class R6	20,386	195,909
[a]	Franklin U.S. Government Securities Fund, Class R6	102,312	611,827
	iShares Core U.S. Aggregate Bond ETF	2,975	324,483
			1,788,965
	Foreign Equity 22.9%
[a]	Franklin FTSE Europe ETF	12,507	290,881
[a]	Franklin FTSE Japan ETF	13,169	319,213
[a]	Franklin International Small Cap Fund, Class R6	36,191	627,196
[a]	Franklin LibertyQ Emerging Markets ETF	32,068	951,153
[a]	Franklin Mutual International Fund, Class R6	30,989	428,894
[a]	Templeton Foreign Fund, Class R6	83,534	587,242
			3,204,579
	Foreign Fixed Income 1.8%
[a]	Templeton Global Total Return Fund, Class R6	21,534	251,085
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $12,303,561)		13,339,216
	Short Term Investments (Cost $584,330) 4.2%
	Money Market Funds 4.2%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	584,330	584,330
	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $12,887,891) 99.5%		13,923,546
	Other Assets, less Liabilities 0.5%		75,555
	Net Assets 100.0%		$13,999,101

See Abbreviations on page 27.
[a]See Note 3 regarding investments in FT Underlying Funds.
[b]Non-income producing.
[c]The rate shown is the annualized seven-day effective yield at period end.
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  14

Franklin Fund Allocator Series
Statement of Investments, March 31, 2019 (unaudited)
Franklin Moderate Allocation Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 96.4%
	Alternative Strategies 3.0%
[a]	Franklin Pelagos Commodities Strategy Fund, Class R6	10,076,442	$ 58,443,366
	Domestic Equity 40.9%
	Financial Select Sector SPDR ETF	1,776,360	45,670,216
[a,b]	Franklin DynaTech Fund, Class R6	1,435,809	119,373,131
[a]	Franklin Growth Fund, Class R6	2,303,751	239,083,248
[a]	Franklin LibertyQ U.S. Equity ETF	7,179,629	225,487,736
[a]	Franklin Rising Dividends Fund, Class R6	1,893,970	120,418,615
[a]	Franklin Utilities Fund, Class R6	2,344,390	47,919,336
			797,952,282
	Domestic Fixed Income 30.9%
[a]	Franklin Low Duration Total Return Fund, Class R6	22,881,163	222,633,718
[a]	Franklin Strategic Income Fund, Class R6	6,903,742	66,344,959
[a]	Franklin U.S. Government Securities Fund, Class R6	34,217,103	204,618,274
	iShares Core U.S. Aggregate Bond ETF	1,000,100	109,080,907
			602,677,858
	Foreign Equity 17.2%
[a]	Franklin FTSE Europe ETF	1,104,412	25,685,862
[a]	Franklin FTSE Japan ETF	688,827	16,696,960
[a]	Franklin International Small Cap Fund, Class R6	3,904,871	67,671,406
[a]	Franklin LibertyQ Emerging Markets ETF	3,434,565	101,870,915
[a]	Franklin Mutual European Fund, Class R6	2,514,004	48,872,244
[a]	Templeton Foreign Fund, Class R6	10,549,820	74,165,236
			334,962,623
	Foreign Fixed Income 4.4%
[a]	Templeton Global Total Return Fund, Class R6	7,449,100	86,856,507
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $1,532,976,438)		1,880,892,636
	Short Term Investments 3.7%
	Money Market Funds (Cost $71,011,402) 3.7%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	71,011,402	71,011,402
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  15

Franklin Fund Allocator Series
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Moderate Allocation Fund  (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Repurchase Agreements (Cost $510,095) 0.0%†
[d]	Joint Repurchase Agreement, 2.507%, 4/01/19 (Maturity Value $510,202) BNP Paribas Securities Corp. (Maturity Value $454,427) Deutsche Bank Securities Inc. (Maturity Value $25,479) HSBC Securities (USA) Inc. (Maturity Value $30,296) Collateralized by U.S. Government Agency Securities, 4.00% - 4.50%, 1/20/40 - 11/20/48; U.S. Treasury Notes, 1.375% - 3.125%, 5/15/21 - 8/31/23; and U.S. Treasury Strips, 11/15/34 - 5/15/48 (valued at $520,440)	$510,095	$ 510,095
	Total Investments (Cost $1,604,497,935) 100.1%		1,952,414,133
	Other Assets, less Liabilities (0.1)%		(2,103,185)
	Net Assets 100.0%		$1,950,310,948

See Abbreviations on page 27.
†Rounds to less than 0.1% of net assets.
[a]See Note 3 regarding investments in Underlying Funds.
[b]Non-income producing.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2019, all repurchase agreements had been entered into on March 29, 2019.
  |  16

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of twenty-two separate funds, fourteen of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Certain or all Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3.  INVESTMENTS IN FT UNDERLYING FUNDS
The Funds, which are managed by Franklin Advisers, Inc. (Advisers) and/or administered by Franklin Templeton Services, LLC (FT Services), invest in FT Underlying Funds which are managed by Advisers or an affiliate of Advisers or FT Services. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
  |  17

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
3.  INVESTMENTS IN FT UNDERLYING FUNDS  (continued)
Investments in FT Underlying Funds for the three months ended March 31, 2019, were as follows:
FT Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin Conservative Allocation Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	834,906	4,325	(247,481)	591,750	$49,198,080	$ —	$6,723,171	$4,801,475
Franklin Emerging Market Debt Opportunities Fund	3,520,389	1,063	(3,521,452)	—	—[a]	—	(3,544,417)	3,902,765
Franklin Floating Rate Daily Access Fund, Class R6	4,941,322	151,766	(5,093,088)	—	—[a]	148,347	(1,527,178)	2,117,181
Franklin FTSE Europe ETF	515,555	10,600	(72,800)	453,355	10,543,904	—	(203,382)	1,356,793
Franklin FTSE Japan ETF	512,257	2,600	(232,100)	282,757	6,853,945	—	(1,019,610)	1,867,097
Franklin Growth Fund, Class R6	1,327,380	6,867	(385,245)	949,002	98,487,482	—	14,764,313	2,014,769
Franklin International Small Cap Fund, Class R6	1,658,922	163,641	(219,557)	1,603,006	27,780,098	—	61,633	3,036,031
Franklin LibertyQ Emerging Markets ETF	1,176,849	365,000	(115,800)	1,426,049	42,297,326	—	83,827	1,537,092
Franklin LibertyQ U.S. Equity ETF	2,247,438	873,300	(162,000)	2,958,738	92,923,901	158,548	(441,334)	9,381,960
Franklin Low Duration Total Return Fund, Class R6	19,046,206	3,781,906	(191,046)	22,637,066	220,258,651	1,759,190	(102,315)	2,868,771
Franklin Mutual European Fund, Class R6	1,120,799	35,360	(124,121)	1,032,038	20,062,806	—	81,268	1,630,471
Franklin Pelagos Commodities Strategy Fund, Class R6	10,792,052	75,497	(4,531,976)	6,335,573	36,746,324	—	(5,404,920)	8,848,460
Franklin Rising Dividends Fund, Class R6	1,172,605	6,050	(398,649)	780,006	49,592,778	—	5,645,506	3,053,248
Franklin Strategic Income Fund, Class R6	12,673,459	291,962	(6,134,011)	6,831,410	65,649,848	776,233	(577,299)	3,989,739
Franklin U.S. Government Securities Fund, Class R6	27,861,447	6,462,303	(279,939)	34,043,811	203,581,991	1,638,577	(128,772)	2,352,028
Franklin Utilities Fund, Class R6	1,223,717	13,015	(271,148)	965,584	19,736,540	135,032	1,467,119	954,241
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	35,798	84,486,492	(38,137,632)	46,384,658	46,384,658	135,423	—	—
Templeton Foreign Fund, Class R6	5,484,556	27,965	(1,181,633)	4,330,888	30,446,143	—	(161,875)	2,817,468
Templeton Global Total Return Fund, Class R6	6,987,127	481,483	(182,998)	7,285,612	84,950,237	1,435,699	(6,207)	182,289
Total Affiliated Securities					$1,105,494,712	$6,187,049	$15,709,528	$56,711,878
Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6	1,962,605	6,575	(28,133)	1,941,047	$201,441,845	$ —	$175,376	$26,868,807
Franklin Growth Opportunities Fund, Class R6	5,093,260	—	(105,436)	4,987,824	206,845,082	—	50,057	33,334,235
Franklin Mutual Shares Fund, Class R6	7,272,713	3,973	—	7,276,686	194,214,755	—	—	17,896,913
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	1,566	9,341,558	(9,141,644)	201,480	201,480	3,680	—	—
Templeton Growth Fund Inc., Class R6	8,505,314	47,457	(108,235)	8,444,536	189,157,598	—	(574,850)	15,057,502
Total Affiliated Securities					$791,860,760	$3,680	$(349,417)	$93,157,457
Franklin Founding Funds Allocation Fund
Non-Controlled Affiliates
Franklin Income Fund, Class R6	583,795,696	8,199,916	(16,752,925)	575,242,687	$1,323,058,181	$18,072,826	$115,751	$105,682,110
Franklin Mutual Shares Fund, Class R6	51,535,828	—	(1,837,605)	49,698,223	1,326,445,567	—	4,252,245	121,181,770
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	4,344	19,567,598	(19,571,854)	88	88	4,268	—	—
Templeton Growth Fund Inc., Class R6	60,050,682	516,267	(2,388,671)	58,178,278	1,303,193,430	—	1,111,052	100,743,463
Total Affiliated Securities					$3,952,697,266	$18,077,094	$5,479,048	$327,607,343
  |  18

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
FT Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin Growth Allocation Fund
Controlled Affiliates
Franklin FTSE Europe ETF	1,046,400	3,000	(87,050)	962,350	$22,381,855	$ —	$(219,669)	$2,611,146
Franklin LibertyQ Emerging Markets ETF	2,208,055	853,800	(85,725)	2,976,130	88,273,504	—	47,174	3,055,660
Total Controlled Affiliates					$110,655,359	$ —	$(172,495)	$5,666,806
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	1,610,530	4,698	(365,520)	1,249,708	$103,900,749	$ —	$6,851,941	$16,202,632
Franklin Emerging Market Debt Opportunities Fund	839,724	—	(839,724)	—	—[a]	—	(791,173)	878,039
Franklin Floating Rate Daily Access Fund, Class R6	1,193,471	115,981	(1,309,452)	—	—[a]	36,727	(312,751)	453,849
Franklin FTSE Japan ETF	1,009,600	2,700	(412,300)	600,000	14,543,820	—	(1,778,274)	3,487,978
Franklin Growth Fund, Class R6	2,577,270	7,499	(580,760)	2,004,009	207,976,067	—	14,431,077	19,180,612
Franklin International Small Cap Fund, Class R6	3,212,414	404,071	(214,042)	3,402,443	58,964,344	—	40,302	6,091,547
Franklin LibertyQ U.S. Equity ETF	4,335,431	2,026,975	(113,100)	6,249,306	196,269,454	333,050	(296,546)	18,333,941
Franklin Low Duration Total Return Fund, Class R6	4,703,336	1,749,036	(140,019)	6,312,353	61,419,200	460,261	(37,824)	758,384
Franklin Mutual European Fund, Class R6	2,265,691	25,021	(100,233)	2,190,479	42,582,916	—	94,787	3,427,843
Franklin Pelagos Commodities Strategy Fund, Class R6	10,409,478	47,925	(3,939,391)	6,518,012	37,804,473	—	(4,628,705)	7,979,717
Franklin Rising Dividends Fund, Class R6	2,235,607	6,471	(593,276)	1,648,802	104,830,836	—	6,508,831	10,761,358
Franklin Strategic Income Fund, Class R6	2,883,019	211,676	(1,191,413)	1,903,282	18,290,536	206,296	(118,082)	919,545
Franklin U.S. Government Securities Fund, Class R6	6,634,603	3,003,740	(197,846)	9,440,497	56,454,170	431,832	(89,031)	666,564
Franklin Utilities Fund, Class R6	2,259,804	20,384	(240,590)	2,039,598	41,689,374	278,262	1,736,779	3,001,867
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	36,422	79,953,779	(32,137,006)	47,853,195	47,853,195	139,169	—	—
Templeton Foreign Fund, Class R6	10,635,993	30,161	(1,473,391)	9,192,763	64,625,120	—	(105,681)	5,309,060
Templeton Global Total Return Fund, Class R6	1,616,523	572,489	(47,509)	2,141,503	24,969,921	374,513	709	(39,082)
Total Non-Controlled Affiliates					$1,082,174,175	$2,260,110	$21,506,359	$97,413,854
Total Affiliated Securities					$1,192,829,534	$2,260,110	$21,333,864	$103,080,660
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund, Class R6	1,349,856	12,719	(543,099)	819,476	$6,981,934	$107,479	$8,896	$135,667
Franklin Income Fund, Class R6	4,840,123	143,273	(453,794)	4,529,602	10,418,084	143,270	11,408	834,479
Franklin LibertyQ U.S. Equity ETF	163,500	2,200	(6,400)	159,300	5,003,072	8,762	(5,970)	618,869
Franklin U.S. Government Securities Fund, Class R6	2,010,776	147,134	(80,788)	2,077,122	12,421,191	101,954	(36,158)	180,617
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	732,821	6,800,646	(6,336,769)	1,196,698	1,196,698	5,757	—	—
Templeton Global Total Return Fund, Class R6	182,057	8,230	(35,338)	154,949	1,806,709	31,776	31,515	(19,119)
Total Affiliated Securities					$37,827,688	$398,998	$9,691	$1,750,513
Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	115,446	8,925	(124,371)	—	$—[a]	$ —	$(114,808)	$122,048
Franklin Floating Rate Daily Access Fund, Class R6	165,840	19,707	(185,547)	—	—[a]	5,317	(44,454)	65,261
Franklin FTSE Europe ETF	19,292	2,000	(1,800)	19,492	453,335	—	(7,116)	49,038
  |  19

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
3.  INVESTMENTS IN FT UNDERLYING FUNDS  (continued)
FT Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin FTSE Japan ETF	33,032	300	(13,700)	19,632	$475,874	$ —	$(58,920)	$111,757
Franklin Growth Fund, Class R6	49,455	778	(14,528)	35,705	3,705,490	—	53,142	552,793
Franklin Growth Opportunities Fund, Class R6	46,212	733	(8,568)	38,377	1,591,499	—	(42,686)	320,088
Franklin International Small Cap Fund, Class R6	59,171	2,611	(5,569)	56,213	974,166	—	(10,517)	115,075
Franklin LibertyQ Emerging Markets ETF	34,739	16,900	(3,400)	48,239	1,430,793	—	708	44,467
Franklin LibertyQ U.S. Equity ETF	82,183	25,630	(7,900)	99,913	3,137,928	5,573	(26,159)	339,787
Franklin Low Duration Total Return Fund, Class R6	623,676	204,439	(9,823)	818,292	7,961,981	63,839	(2,554)	102,134
Franklin Mutual International Fund, Class R6	53,613	836	(7,464)	46,985	650,281	—	(11,397)	62,194
Franklin Pelagos Commodities Strategy Fund, Class R6	350,657	5,714	(129,593)	226,778	1,315,310	—	(118,748)	233,236
Franklin Rising Dividends Fund, Class R6	41,060	639	(13,277)	28,422	1,807,035	—	(28,014)	325,143
Franklin Strategic Income Fund, Class R6	424,326	45,871	(222,498)	247,699	2,380,382	28,436	(24,538)	147,064
Franklin U.S. Government Securities Fund, Class R6	922,443	317,383	(14,508)	1,225,318	7,327,402	60,002	(4,207)	84,452
Franklin Utilities Fund, Class R6	36,551	797	(8,224)	29,124	595,294	3,799	6,934	62,631
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	808,529	2,773,949	(1,957,975)	1,624,503	1,624,503	5,289	—	—
Templeton Foreign Fund, Class R6	147,572	2,566	(24,349)	125,789	884,298	—	(12,140)	78,862
Templeton Global Total Return Fund, Class R6	236,532	43,721	(10,637)	269,616	3,143,723	52,836	(743)	3,873
Total Affiliated Securities					$39,459,294	$225,091	$(446,217)	$2,819,903
Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	228,330	10,694	(239,024)	—	$—[a]	$ —	$(227,566)	$241,731
Franklin Floating Rate Daily Access Fund, Class R6	329,551	27,053	(356,604)	—	—[a]	10,338	(87,240)	128,055
Franklin FTSE Europe ETF	86,293	3,800	(4,800)	85,293	1,983,702	—	(17,878)	210,100
Franklin FTSE Japan ETF	138,040	400	(52,400)	86,040	2,085,584	—	(231,075)	460,058
Franklin Growth Fund, Class R6	206,515	494	(53,462)	153,547	15,935,141	—	589,868	2,029,217
Franklin Growth Opportunities Fund, Class R6	195,375	448	(33,776)	162,047	6,720,073	—	(140,317)	1,350,678
Franklin International Small Cap Fund, Class R6	239,137	18,785	(12,728)	245,194	4,249,213	—	(17,700)	457,523
Franklin LibertyQ Emerging Markets ETF	143,208	76,900	(8,200)	211,908	6,285,297	—	8,357	186,486
Franklin LibertyQ U.S. Equity ETF	341,826	112,920	(20,200)	434,546	13,647,612	24,237	(59,100)	1,416,545
Franklin Low Duration Total Return Fund, Class R6	1,224,145	351,825	(29,167)	1,546,803	15,050,397	121,565	(4,659)	194,379
Franklin Mutual International Fund, Class R6	210,185	5,975	(11,145)	205,015	2,837,406	—	(32,290)	239,302
Franklin Pelagos Commodities Strategy Fund, Class R6	1,032,114	2,698	(390,899)	643,913	3,734,694	—	(361,288)	695,778
Franklin Rising Dividends Fund, Class R6	167,337	426	(44,164)	123,599	7,858,442	—	(69,082)	1,329,972
Franklin Strategic Income Fund, Class R6	838,070	54,810	(420,460)	472,420	4,539,953	53,941	(42,335)	277,988
Franklin U.S. Government Securities Fund, Class R6	1,815,431	543,989	(52,161)	2,307,259	13,797,409	113,420	(9,497)	162,988
Franklin Utilities Fund, Class R6	145,612	1,175	(19,700)	127,087	2,597,662	16,577	39,421	253,756
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	3,164	7,952,207	(3,369,418)	4,585,953	4,585,953	14,381	—	—
Templeton Foreign Fund, Class R6	595,654	1,444	(48,598)	548,500	3,855,954	—	(18,659)	297,154
  |  20

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
FT Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Templeton Global Total Return Fund, Class R6	462,095	62,995	(13,691)	511,399	$5,962,908	$100,054	$(484)	$8,797
Total Affiliated Securities					$115,727,400	$454,513	$(681,524)	$9,940,507
Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	69,663	6,054	(75,717)	—	$—[a]	$ —	$(65,709)	$69,984
Franklin Floating Rate Daily Access Fund, Class R6	100,535	19,513	(120,048)	—	—[a]	3,298	(25,326)	37,793
Franklin FTSE Europe ETF	42,555	1,700	(2,700)	41,555	966,465	—	(9,101)	103,979
Franklin FTSE Japan ETF	67,315	300	(25,600)	42,015	1,018,431	—	(111,477)	224,590
Franklin Growth Fund, Class R6	99,170	1,239	(25,953)	74,456	7,727,048	—	32,761	1,238,953
Franklin Growth Opportunities Fund, Class R6	95,536	405	(16,330)	79,611	3,301,483	—	(74,203)	669,022
Franklin International Small Cap Fund, Class R6	116,468	10,073	(8,625)	117,916	2,043,491	—	(13,481)	229,523
Franklin LibertyQ Emerging Markets ETF	69,823	38,300	(4,400)	103,723	3,076,476	—	2,048	93,504
Franklin LibertyQ U.S. Equity ETF	165,598	56,290	(10,200)	211,688	6,648,400	11,807	(25,148)	693,976
Franklin Low Duration Total Return Fund, Class R6	373,444	128,837	(30,876)	471,405	4,586,768	37,254	(6,118)	64,158
Franklin Mutual International Fund, Class R6	104,314	5,996	(12,120)	98,190	1,358,947	—	(24,540)	131,159
Franklin Pelagos Commodities Strategy Fund, Class R6	426,987	—	(161,637)	265,350	1,539,028	—	(151,966)	291,247
Franklin Rising Dividends Fund, Class R6	81,581	1,377	(22,747)	60,211	3,828,236	—	(36,733)	656,704
Franklin Strategic Income Fund, Class R6	257,709	25,316	(140,326)	142,699	1,371,338	16,386	(14,941)	87,630
Franklin U.S. Government Securities Fund, Class R6	553,849	198,137	(46,085)	705,901	4,221,288	34,521	(9,669)	56,159
Franklin Utilities Fund, Class R6	69,714	701	(8,434)	61,981	1,266,888	8,085	9,679	131,835
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	419,148	6,276,188	(4,478,517)	2,216,819	2,216,819	6,328	—	—
Templeton Foreign Fund, Class R6	290,671	1,223	(28,027)	263,867	1,854,983	—	(10,735)	148,603
Templeton Global Total Return Fund, Class R6	141,015	26,756	(13,436)	154,335	1,799,544	31,024	(293)	3,866
Total Affiliated Securities					$48,825,633	$148,703	$(534,952)	$4,932,685
Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	118,509	—	(118,509)	—	$—[a]	$ —	$(114,959)	$122,070
Franklin Floating Rate Daily Access Fund, Class R6	171,050	10,505	(181,555)	—	—[a]	5,271	(43,878)	64,386
Franklin FTSE Europe ETF	97,710	5,300	(1,700)	101,310	2,356,217	—	(5,510)	231,457
Franklin FTSE Japan ETF	157,532	500	(55,000)	103,032	2,497,465	—	(236,025)	504,974
Franklin Growth Fund, Class R6	232,173	727	(49,850)	183,050	18,996,919	—	226,089	2,830,017
Franklin Growth Opportunities Fund, Class R6	219,718	690	(25,297)	195,111	8,091,280	—	(56,894)	1,473,314
Franklin International Small Cap Fund, Class R6	274,298	20,711	(3,865)	291,144	5,045,520	—	(4,372)	524,812
Franklin LibertyQ Emerging Markets ETF	162,839	96,800	(2,800)	256,839	7,617,973	—	2,010	226,046
Franklin LibertyQ U.S. Equity ETF	385,657	138,830	(6,800)	517,687	16,258,788	28,874	(15,493)	1,613,759
Franklin Low Duration Total Return Fund, Class R6	635,401	188,363	(829)	822,935	8,007,158	63,468	(149)	98,481
Franklin Mutual International Fund, Class R6	252,929	807	(10,297)	243,439	3,369,195	—	(24,340)	281,210
  |  21

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
3.  INVESTMENTS IN FT UNDERLYING FUNDS  (continued)
FT Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Pelagos Commodities Strategy Fund, Class R6	933,523	11,388	(347,593)	597,318	$3,464,444	$ —	$(319,504)	$623,831
Franklin Rising Dividends Fund, Class R6	190,975	606	(44,329)	147,252	9,362,274	—	(44,247)	1,534,741
Franklin Strategic Income Fund, Class R6	440,579	9,694	(201,159)	249,114	2,393,991	28,526	(19,680)	140,893
Franklin U.S. Government Securities Fund, Class R6	942,042	291,491	(1,234)	1,232,299	7,369,146	60,000	(272)	80,507
Franklin Utilities Fund, Class R6	161,387	1,515	(11,331)	151,571	3,098,104	19,771	10,608	331,145
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	2,968	7,568,396	(3,029,707)	4,541,657	4,541,657	14,563	—	—
Templeton Foreign Fund, Class R6	685,190	2,177	(35,825)	651,542	4,580,341	—	(6,702)	337,599
Templeton Global Total Return Fund, Class R6	239,952	31,787	(4,834)	266,905	3,112,109	51,920	(96)	3,645
Total Affiliated Securities					$110,162,581	$272,393	$(653,414)	$11,022,887
Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	36,893	316	(37,209)	—	$—[a]	$ —	$(35,000)	$37,230
Franklin Floating Rate Daily Access Fund, Class R6	54,777	3,908	(58,685)	—	—[a]	1,693	(13,710)	20,308
Franklin FTSE Europe ETF	37,081	2,800	(300)	39,581	920,555	—	(1,064)	87,599
Franklin FTSE Japan ETF	61,026	400	(21,400)	40,026	970,218	—	(91,899)	196,254
Franklin Growth Fund, Class R6	89,938	1,465	(19,967)	71,436	7,413,588	—	17,727	1,179,026
Franklin Growth Opportunities Fund, Class R6	85,011	478	(10,613)	74,876	3,105,115	—	(24,134)	573,226
Franklin International Small Cap Fund, Class R6	106,117	8,847	(5,256)	109,708	1,901,236	—	(6,265)	207,923
Franklin LibertyQ Emerging Markets ETF	63,184	37,800	(800)	100,184	2,971,508	—	(264)	89,010
Franklin LibertyQ U.S. Equity ETF	148,190	52,810	(2,100)	198,900	6,246,773	11,094	(6,226)	627,448
Franklin Low Duration Total Return Fund, Class R6	200,520	66,077	(1,776)	264,821	2,576,713	20,017	(355)	31,256
Franklin Mutual International Fund, Class R6	100,268	584	(9,632)	91,220	1,262,487	—	(17,267)	119,229
Franklin Pelagos Commodities Strategy Fund, Class R6	344,846	5,810	(129,628)	221,028	1,281,965	—	(121,784)	234,522
Franklin Rising Dividends Fund, Class R6	73,487	417	(17,321)	56,583	3,597,525	—	(14,680)	592,752
Franklin Strategic Income Fund, Class R6	139,789	3,534	(63,147)	80,176	770,487	9,143	(6,365)	44,904
Franklin U.S. Government Securities Fund, Class R6	297,804	101,458	(2,642)	396,620	2,371,790	19,383	(581)	26,322
Franklin Utilities Fund, Class R6	61,868	766	(3,410)	59,224	1,210,546	7,725	1,515	130,511
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	1,362	4,160,446	(2,431,735)	1,730,073	1,730,073	5,296	—	—
Templeton Foreign Fund, Class R6	264,657	7,629	(18,689)	253,597	1,782,789	—	(10,161)	138,519
Templeton Global Total Return Fund, Class R6	75,740	10,227	(662)	85,305	994,653	16,328	(75)	1,041
Total Affiliated Securities					$41,108,021	$90,679	$(330,588)	$4,337,080
Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	62,858	685	(63,543)	—	$—[a]	$ —	$(59,705)	$63,497
Franklin Floating Rate Daily Access Fund, Class R6	90,709	7,666	(98,375)	—	—[a]	2,793	(23,002)	33,873
Franklin FTSE Europe ETF	73,259	4,200	(1,100)	76,359	1,775,920	—	(3,436)	173,696
  |  22

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
FT Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin LifeSmart™ 2045 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin FTSE Japan ETF	117,648	1,000	(41,600)	77,048	$1,867,620	$ —	$(178,320)	$379,979
Franklin Growth Fund, Class R6	172,679	1,416	(37,544)	136,551	14,171,242	—	106,286	2,197,253
Franklin Growth Opportunities Fund, Class R6	163,992	1,334	(20,465)	144,861	6,007,401	—	(15,656)	1,078,371
Franklin International Small Cap Fund, Class R6	205,961	15,871	(8,974)	212,858	3,688,821	—	(4,979)	397,635
Franklin LibertyQ Emerging Markets ETF	122,126	71,800	(1,900)	192,026	5,695,587	—	1,543	170,909
Franklin LibertyQ U.S. Equity ETF	287,242	101,550	(4,500)	384,292	12,069,305	21,434	(9,586)	1,207,573
Franklin Low Duration Total Return Fund, Class R6	336,939	109,599	(15,846)	430,692	4,190,629	33,623	(2,104)	54,051
Franklin Mutual International Fund, Class R6	188,715	1,547	(10,733)	179,529	2,484,684	—	(24,170)	217,187
Franklin Pelagos Commodities Strategy Fund, Class R6	649,860	8,112	(242,222)	415,750	2,411,346	—	(222,584)	435,010
Franklin Rising Dividends Fund, Class R6	141,634	1,157	(33,469)	109,322	6,950,699	—	(23,234)	1,142,748
Franklin Strategic Income Fund, Class R6	236,157	8,421	(111,697)	132,881	1,276,986	15,161	(11,667)	76,227
Franklin U.S. Government Securities Fund, Class R6	499,658	168,920	(25,583)	642,995	3,845,113	31,697	(4,366)	47,154
Franklin Utilities Fund, Class R6	119,352	1,733	(14,435)	106,650	2,179,926	14,847	23,821	232,260
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	2,076	6,142,110	(3,229,771)	2,914,415	2,914,415	9,363	—	—
Templeton Foreign Fund, Class R6	513,632	4,247	(38,774)	479,105	3,368,110	—	(6,579)	257,313
Templeton Global Total Return Fund, Class R6	127,237	21,411	(2,833)	145,815	1,700,205	27,523	243	845
Total Affiliated Securities					$76,598,009	$156,441	$(457,495)	$8,165,581
Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	25,608	472	(26,080)	—	$—[a]	$ —	$(22,745)	$24,311
Franklin Floating Rate Daily Access Fund, Class R6	39,611	8,061	(47,672)	—	—[a]	1,293	(8,990)	13,811
Franklin FTSE Europe ETF	33,658	3,700	(1,000)	36,358	845,596	—	(3,499)	81,499
Franklin FTSE Japan ETF	55,549	700	(19,200)	37,049	898,057	—	(83,022)	177,631
Franklin Growth Fund, Class R6	82,330	1,464	(17,271)	66,523	6,903,796	—	(9,025)	1,093,501
Franklin Growth Opportunities Fund, Class R6	77,624	886	(6,964)	71,546	2,967,029	—	(31,005)	533,683
Franklin International Small Cap Fund, Class R6	97,299	9,288	(2,094)	104,493	1,810,860	—	(4,318)	189,235
Franklin LibertyQ Emerging Markets ETF	57,486	35,300	(1,700)	91,086	2,701,656	—	(214)	80,306
Franklin LibertyQ U.S. Equity ETF	135,855	52,830	(4,000)	184,685	5,800,328	10,300	(10,887)	580,534
Franklin Low Duration Total Return Fund, Class R6	145,596	51,719	(2,662)	194,653	1,893,975	14,995	(367)	23,430
Franklin Mutual International Fund, Class R6	88,948	2,859	(2,613)	89,194	1,234,454	—	(5,656)	96,068
Franklin Pelagos Commodities Strategy Fund, Class R6	302,660	6,207	(107,626)	201,241	1,167,197	—	(102,090)	201,029
Franklin Rising Dividends Fund, Class R6	66,886	2,537	(16,479)	52,944	3,366,180	—	(22,558)	552,950
Franklin Strategic Income Fund, Class R6	100,520	3,355	(44,952)	58,923	566,250	6,746	(4,489)	32,617
Franklin U.S. Government Securities Fund, Class R6	211,407	84,108	(4,031)	291,484	1,743,073	14,278	(470)	19,352
Franklin Utilities Fund, Class R6	56,329	1,004	(3,087)	54,246	1,108,778	7,076	(168)	120,249
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	105,867	3,625,441	(2,079,511)	1,651,797	1,651,797	4,910	—	—
Templeton Foreign Fund, Class R6	242,646	2,784	(12,093)	233,337	1,640,358	—	(9,114)	125,675
  |  23

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
3.  INVESTMENTS IN FT UNDERLYING FUNDS  (continued)
FT Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin LifeSmart™ 2050 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Templeton Global Total Return Fund, Class R6	53,837	9,155	(928)	62,064	$723,663	$12,025	$(51)	$713
Total Affiliated Securities					$37,023,047	$71,623	$(318,668)	$3,946,594
Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	9,154	180	(9,334)	—	$—[a]	$ —	$(7,770)	$8,329
Franklin Floating Rate Daily Access Fund, Class R6	14,168	1,546	(15,714)	—	—[a]	445	(3,177)	4,898
Franklin FTSE Europe ETF	12,407	1,100	(1,000)	12,507	290,881	—	(2,324)	31,166
Franklin FTSE Japan ETF	19,469	900	(7,200)	13,169	319,213	—	(30,069)	63,771
Franklin Growth Fund, Class R6	29,276	1,072	(6,798)	23,550	2,443,969	—	2,077	393,400
Franklin Growth Opportunities Fund, Class R6	27,856	539	(3,618)	24,777	1,027,500	—	(12,418)	194,323
Franklin International Small Cap Fund, Class R6	34,940	3,882	(2,631)	36,191	627,196	—	(5,074)	72,745
Franklin LibertyQ Emerging Markets ETF	20,668	14,000	(2,600)	32,068	951,153	—	693	29,927
Franklin LibertyQ U.S. Equity ETF	47,823	21,860	(700)	68,983	2,166,522	3,848	(1,721)	207,599
Franklin Low Duration Total Return Fund, Class R6	52,089	21,570	(6,162)	67,497	656,746	5,390	(765)	9,113
Franklin Mutual International Fund, Class R6	32,106	1,315	(2,432)	30,989	428,894	—	(4,617)	37,775
Franklin Pelagos Commodities Strategy Fund, Class R6	106,930	4,098	(41,465)	69,563	403,464	—	(39,429)	74,568
Franklin Rising Dividends Fund, Class R6	23,715	1,032	(6,264)	18,483	1,175,128	—	(6,036)	198,177
Franklin Strategic Income Fund, Class R6	36,216	2,002	(17,832)	20,386	195,909	2,357	(1,779)	11,895
Franklin U.S. Government Securities Fund, Class R6	75,649	36,236	(9,573)	102,312	611,827	5,065	(654)	7,493
Franklin Utilities Fund, Class R6	20,092	516	(1,835)	18,773	383,729	2,448	1,032	42,275
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	184,376	1,796,961	(1,397,007)	584,330	584,330	1,915	—	—
Templeton Foreign Fund, Class R6	86,597	4,464	(7,527)	83,534	587,242	—	(4,671)	47,358
Templeton Global Total Return Fund, Class R6	19,252	4,270	(1,988)	21,534	251,085	4,256	(173)	568
Total Affiliated Securities					$13,104,788	$25,724	$(116,875)	$1,435,380
Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin FTSE Europe ETF	1,214,312	14,600	(124,500)	1,104,412	$25,685,862	$ —	$(337,404)	$3,087,159
Franklin LibertyQ Emerging Markets ETF	2,652,240	934,200	(151,875)	3,434,565	101,870,915	—	126,257	3,548,980
Franklin Pelagos Commodities Strategy Fund, Class R6	16,712,130	146,726	(6,782,414)	10,076,442	58,443,366	—	(10,646,708)	15,995,497
Total Controlled Affiliates					$186,000,143	$ —	$(10,857,855)	$22,631,636
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	1,933,845	7,696	(505,732)	1,435,809	$119,373,131	$ —	$9,454,922	$17,634,257
Franklin Emerging Market Debt Opportunities Fund	3,521,433	—	(3,521,433)	—	—[a]	—	(3,475,205)	3,835,421
Franklin Floating Rate Daily Access Fund, Class R6	4,594,228	215,230	(4,809,458)	—	—[a]	138,808	(1,380,650)	1,927,999
Franklin FTSE Japan ETF	1,227,177	5,000	(543,350)	688,827	16,696,960	—	(2,389,487)	4,417,938
Franklin Growth Fund, Class R6	3,099,190	12,361	(807,800)	2,303,751	239,083,248	—	32,771,666	6,947,457
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Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
FT Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Franklin International Small Cap Fund, Class R6	3,829,025	443,642	(367,796)	3,904,871	$67,671,406	$ —	$122,047	$7,117,715
Franklin LibertyQ U.S. Equity ETF	5,197,329	2,232,900	(250,600)	7,179,629	225,487,736	382,863	(681,790)	21,842,461
Franklin Low Duration Total Return Fund, Class R6	18,543,915	4,615,763	(278,515)	22,881,163	222,633,718	1,747,915	(130,477)	2,873,338
Franklin Mutual European Fund, Class R6	2,682,995	27,516	(196,507)	2,514,004	48,872,244	—	207,385	3,932,420
Franklin Rising Dividends Fund, Class R6	2,680,846	10,692	(797,568)	1,893,970	120,418,615	—	11,019,652	9,311,530
Franklin Strategic Income Fund, Class R6	12,028,725	413,677	(5,538,660)	6,903,742	66,344,959	773,992	(517,995)	3,790,886
Franklin U.S. Government Securities Fund, Class R6	26,927,751	7,694,588	(405,236)	34,217,103	204,618,274	1,629,282	(186,253)	2,387,802
Franklin Utilities Fund, Class R6	2,760,070	27,179	(442,859)	2,344,390	47,919,336	323,148	3,163,644	2,470,093
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	56,065	127,609,079	(56,653,742)	71,011,402	71,011,402	211,774	—	—
Templeton Foreign Fund, Class R6	12,646,469	50,052	(2,146,701)	10,549,820	74,165,236	—	(401,386)	6,540,907
Templeton Global Total Return Fund, Class R6	6,808,295	741,342	(100,537)	7,449,100	86,856,507	1,435,854	(1,925)	118,332
Total Non-Controlled Affiliates					$1,611,152,772	$6,643,636	$47,574,148	$95,148,556
Total Affiliated Securities					$1,797,152,915	$6,643,636	$36,716,293	$117,780,192

[a]As of March 31, 2019, no longer held by the fund.
4.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2019, in valuing the Funds’ assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$1,182,235,245	$—	$—	$1,182,235,245
Short Term Investments	46,384,658	—	—	46,384,658
Total Investments in Securities	$1,228,619,903	$ —	$ —	$1,228,619,903
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Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
4.  FAIR VALUE MEASUREMENTS  (continued)
	Level 1	Level 2	Level 3	Total
Franklin Corefolio Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds	$791,659,280	$—	$—	$791,659,280
Short Term Investments	201,480	—	—	201,480
Total Investments in Securities	$791,860,760	$ —	$ —	$791,860,760
Franklin Founding Funds Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds	$3,952,697,178	$—	$—	$3,952,697,178
Short Term Investments	88	—	—	88
Total Investments in Securities	$3,952,697,266	$ —	$ —	$3,952,697,266
Franklin Growth Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$1,214,777,400	$—	$—	$1,214,777,400
Short Term Investments	47,853,195	6,434	—	47,859,629
Total Investments in Securities	$1,262,630,595	$6,434	$ —	$1,262,637,029
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$45,755,837	$—	$—	$45,755,837
Index-Linked Notes	—	5,145,837	—	5,145,837
Short Term Investments	1,196,698	—	—	1,196,698
Total Investments in Securities	$46,952,535	$5,145,837	$ —	$52,098,372
Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$42,498,862	$—	$—	$42,498,862
Short Term Investments	1,624,503	—	—	1,624,503
Total Investments in Securities	$44,123,365	$ —	$ —	$44,123,365
Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$121,933,679	$—	$—	$121,933,679
Short Term Investments	4,585,953	—	—	4,585,953
Total Investments in Securities	$126,519,632	$ —	$ —	$126,519,632
Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$50,485,484	$—	$—	$50,485,484
Short Term Investments	2,216,819	—	—	2,216,819
Total Investments in Securities	$52,702,303	$ —	$ —	$52,702,303
Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$113,551,025	$—	$—	$113,551,025
Short Term Investments	4,541,657	—	—	4,541,657
Total Investments in Securities	$118,092,682	$ —	$ —	$118,092,682
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Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$42,198,995	$—	$—	$42,198,995
Short Term Investments	1,730,073	—	—	1,730,073
Total Investments in Securities	$43,929,068	$ —	$ —	$43,929,068
Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$78,782,125	$—	$—	$78,782,125
Short Term Investments	2,914,415	—	—	2,914,415
Total Investments in Securities	$81,696,540	$ —	$ —	$81,696,540
Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$37,724,010	$—	$—	$37,724,010
Short Term Investments	1,651,797	—	—	1,651,797
Total Investments in Securities	$39,375,807	$ —	$ —	$39,375,807
Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$13,339,216	$—	$—	$13,339,216
Short Term Investments	584,330	—	—	584,330
Total Investments in Securities	$13,923,546	$ —	$ —	$13,923,546
Franklin Moderate Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$1,880,892,636	$—	$—	$1,880,892,636
Short Term Investments	71,011,402	510,095	—	71,521,497
Total Investments in Securities	$1,951,904,038	$510,095	$ —	$1,952,414,133

[a]For detailed categories, see the accompanying Statement of Investments.
5.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
ABBREVIATIONS
Selected Portfolio
ETF	Exchange Traded Fund
FTSE	Financial Times Stock Exchange
SPDR	S&P Depositary Receipt
SPX B	S&P 500 Index Buy-Write
SPX B DT	S&P 500 Index Buy-Write Distribution
SPXDIV	S&P 500 Dividend Points

  |  27

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
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